Equity (Details Textual) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 ₨ / shares $ / shares shares	Mar. 31, 2024 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares
Statements [Line Items]
Increase in authorised share capital | ₨					₨ 189,000
Authorized Share Capital | ₨					₨ 2,040,000
Number of shares authorised					204,000,000
Par value per share | (per share)					₨ 10	$ 10	$ 0
Number of shares issued	434,102,399	434,102,399				434,102,399	183,332,460	182,835,369
American Depositary Shares [Member]
Statements [Line Items]
Number of shares authorised	104,303,049	104,303,049				104,303,049
Ordinary shares [member]
Statements [Line Items]
Number of shares authorised					750,000,000
Par value per share | ₨ / shares	₨ 10	₨ 10			₨ 10
Number of shares issued	249,998,963	249,998,963				249,998,963
Preference shares [member]
Statements [Line Items]
Number of shares authorised					250,000,000
Par value per share | ₨ / shares					₨ 10
Series Four Compulsorily Convertible Debentures [Member]
Statements [Line Items]
Debt Conversion Converted Instrument Share Price | $ / shares		₨ 100
Series Four Compulsorily Convertible Debentures [Member] | Kotak Data Center Fund [Member]
Statements [Line Items]
Debt Conversions Converted Instrument Shares Issued 1	48,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1 | ₨	₨ 4,800,000
Series Five Compulsorily Convertible Debentures [Member]
Statements [Line Items]
Debt Conversion Converted Instrument Share Price | $ / shares		₨ 100
Series Five Compulsorily Convertible Debentures [Member] | Kotak Data Center Fund [Member]
Statements [Line Items]
Debt Conversions Converted Instrument Shares Issued 1	12,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1 | ₨	₨ 1,200,000		₨ 1,800,000	₨ 20,000